UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          December 29, 2006
                                                --------------------------------

Check here if Amendment [ ];  Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Cedar Hill Capital Partners, LLC
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Address:          747 Third Avenue, 33rd Floor
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                  New York, New York 10017
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Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Frank J. Paone
         -----------------------------------------------------
Title:            Chief Financial Officer
         -----------------------------------------------------
Phone:            (212) 821-1491
         -----------------------------------------------------

Signature, Place, and Date of Signing:



/s/ FRANK J. PAONE                      New York, NY           February 9, 2007
---------------------------        -------------------------   ----------------
       [Signature]                        [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number            Name

28-
   ---------------------        ------------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                          --------------------------
Form 13F Information Table Entry Total:              29
                                          ---------------------------
Form 13F Information Table Value Total:              112,814
                                          ---------------------------
                                                     (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.       Form 13F File Number                    Name

                     NONE
      --------  -------------------------------------------------------------

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

                                                     FORM 13F INFORMATION TABLE

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                                  TITLE
                                   OF                 VALUE    SHARES/    SH/   PUT/  INVSTMT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                    CLASS     CUSIP    x($1000)  PRN AMT    PRN   CALL  DISCRETN  MANAGERS   SOLE    SHARED  NONE
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
ACCREDITED HOME LENDRS HLDG CO     COM    00437P107    5,470   200,000    SH            YES        NO       YES
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AMERICAN FINL GROUP INC OHIO       COM    025932104    5,042   140,400    SH            YES        NO       YES
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BANKATLANTIC BANCORP INC           CL A   065908501    4,219   305,500    SH            YES        NO       YES
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BROOKFIELD HOMES CORP              COM    112723101      845    22,497    SH            YES        NO       YES
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CHICAGO MERCANTILE HLDGS INC       CL A   167760107    4,078     8,000    SH            YES        NO       YES
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COCA COLA ENTERPRISES INC          CALL   191219104       15     2,000    SH    CALL    YES        NO       YES
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DOLLAR FINANCIAL CORP              COM    56664103    10,932   392,400    SH            YES        NO       YES
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DORAL FINANCIAL CORP               PUT    25811P100      544     2,500    SH    PUT     YES        NO       YES
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E*TRADE FINANCIAL CORPORATION      COM    269246104    8,408   375,000    SH            YES        NO       YES
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EUROBANCSHARES, INC.               COM    298716101    3,088   347,336    SH            YES        NO       YES
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FRIEDMAN, BILLINGS, RAMSEY GRP     CL A   358434108    1,400   175,000    SH            YES        NO       YES
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FRIEDMAN BILLINGS RAMSEY GRO       CALL   358434108      385     5,500    SH    CALL    YES        NO       YES
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HANOVER INSURANCE GROUP INC        COM    410867105    5,290   108,400    SH            YES        NO       YES
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INTERCONTINENTALEXCHANGE INC       PUT    45865V100      550     1,000    SH    PUT     YES        NO       YES
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INVESTOOLS INC.                    COM    46145P103    6,757   490,000    SH            YES        NO       YES
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KNIGHT CAPITAL GROUP INC           CL A   499005106    5,176   270,000    SH            YES        NO       YES
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KRISPY KREME DOUGHNUTS INC         CALL   501014104        3     1,000    SH    CALL    YES        NO       YES
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

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                                  TITLE
                                   OF                 VALUE    SHARES/    SH/   PUT/  INVSTMT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                    CLASS     CUSIP    x($1000)  PRN AMT    PRN   CALL  DISCRETN  MANAGERS   SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
KRISPY KREME DOUGHNUTS INC         CALL   501014104      350     2,980    SH    CALL    YES        NO       YES
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KRISPY KREME DOUGHNUTS INC         CALL   501014104       23     3,000    SH    CALL    YES        NO       YES
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NASDAQ STOCK MARKET, INC.          COM    631103108    7,390   240,000    SH            YES        NO       YES
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NELNET, INC.                       CL A   64031N108   12,958   473,600    SH            YES        NO       YES
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NEW CENTURY FINANCIAL CORP CMN     COM    6435EV108      430    13,600    SH            YES        NO       YES
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NOVASTAR FINANCIAL INC CMN         COM    669947400      957    35,900    SH            YES        NO       YES
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R & G FINANCIAL CORP               CL B   749136107    2,754   360,000    SH            YES        NO       YES
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ALLIED WORLD ASSURANCE             SHS    G0219G203    5,646   129,400    SH            YES        NO       YES
COMPANY HOLDINGS, LTD
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ASPEN INSURANCE HOLDINGS LTD       SHS    G05384105    3,690   140,000    SH            YES        NO       YES
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MAX RE CAPITAL LTD HAMILTON        SHS    G6052F103    7,779   313,400    SH             YES       NO       YES
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PLATINUM UNDERWRITERS HLDGS        COM    G7127P100    3,710   119,900    SH             YES       NO       YES
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WHITE MTNS INS GROUP LTD           COM    G9618E107    4,925     8,500    SH             YES       NO       YES

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